Other Long-Term Liabilities (Details) $ in Thousands	Dec. 31, 2015 USD ($) ManufacturingSite	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Other Long-Term Liabilities (Textual) [Abstract]
Accruals for extended environmental-related activities	$ 129,856	$ 114,281	$ 86,647
Estimated costs of current investigation and remediation activities included in other accruals	$ 22,493	$ 16,868	$ 15,385
Number of manufacturing sites accounting for the majority of the accrual for environmental-related activities | ManufacturingSite	2
Accruals for environmental-related activities of sites accounting for the majority of the accrual for environmental-related activities	$ 102,033
Percentage of accrual for environmental-related activities related to sites accounting for the majority of the accrual for environmental-related activities	67.00%
Amount by which unaccrued maximum of estimated range exceeds minimum	$ 88,900
Amount of unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	$ 61,129
Percentage of aggregate unaccrued maximum related to sites accounting for the majority of the accrual for environmental-related activities	68.80%